As filed with the Securities and Exchange Commission on April 18, 2003

Registration No. 333-98891

811-21192

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY—A

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 3

SEPARATE ACCOUNT VA P

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Name and Address of Agent for Service:	Copy to:
Frank A. Camp, Esq.	Frederick R. Bellamy, Esq.
Transamerica Life Insurance Company	Sutherland, Asbill and Brennan LLP
4333 Edgewood Road, N.E.	1275 Pennsylvania Avenue, N.W.
Cedar Rapids, IA 52499-4240	Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 24, 2003. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 1 to Form N-4, File No. 333-98891) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 17th day of April, 2003.

SEPARATE ACCOUNT VA P

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*

Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director	, 2003

* Larry N. Norman	Director (Principal Executive Officer)	, 2003

/s/ Craig D. Vermie Craig D. Vermie	Director (Principal Executive Officer)	April 17, 2003

* Arthur C. Schneider	Director	, 2003

* Robert J. Kontz	Vice President and Corporate Controller	, 2003

* Brenda K. Clancy	Director, Vice President, Treasurer, and Chief Financial Officer	, 2003

* By Craig D. Vermie, Attorney-in-Fact